Long-Term Debt, $23.15 Million Term Loan Facility (Details)		12 Months Ended
	Nov. 24, 2021 USD ($) Tranche	Dec. 31, 2022 USD ($) Installment	Nov. 22, 2021 Subsidiary
$23.15 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Number of ship-owning subsidiaries entering into term loan facility | Subsidiary			2
Face amount	$ 23,150,000	$ 23,150,000
Number of tranches drawn | Tranche	2
Term of loan		5 years
Number of payment installments | Installment		60
Frequency of periodic payment		monthly
Balloon installment payable at maturity		$ 8,200,000
$23.15 Million Term Loan Facility [Member] | Installments 1 to 18 [Member]
Long-Term Debt [Abstract]
Installment payment		411,500
$23.15 Million Term Loan Facility [Member] | Installments 19 to 59 [Member]
Long-Term Debt [Abstract]
Installment payment		$ 183,700
First Tranche [Member]
Long-Term Debt [Abstract]
Face amount	$ 10,150,000
Second Tranche [Member]
Long-Term Debt [Abstract]
Face amount	$ 13,000,000